Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Net income	$ 14,854	$ 6,955	$ 24,018
Other comprehensive income to be eventually recycled into the consolidated income statement
Associated companies' movements in comprehensive income			46
Net investment hedge	(50)	91	216
Currency translation effects	1,375	(450)	(4,762)
Total of items to eventually recycle	1,325	(359)	(4,500)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	(160)	(103)	1,809
Fair value adjustments on equity securities, net of taxes	37	(382)	194
Total of items never to be recycled	(123)	(485)	2,003
Total comprehensive income	16,056	6,111	21,521
Attributable to
Shareholders of Novartis AG	16,050	6,116	21,528
Comprehensive income, attributable to non-controlling interests	6	(5)	(7)
Continuing operations
Attributable to
Shareholders of Novartis AG	10,115	5,181	20,450
Discontinued operations
Attributable to
Shareholders of Novartis AG	$ 5,935	$ 935	$ 1,078